Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 6,011	$ 5,478	$ 12,300	$ 11,465
Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	152	196	346	371
Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	26	31	52	60
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	50	52	100	104
Past service costs		49		49
Net interest expense (income)	(45)	(41)	(89)	(81)
Administrative expense	6	5	11	11
Defined benefit pension expense	11	65	22	83
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	141	131	324	288
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	9	8	18	16
Net interest expense (income)	19	20	39	39
Remeasurements of other long-term benefits	(2)	3	(5)	5
Defined benefit pension expense	$ 26	$ 31	$ 52	$ 60